Exhibit 99(a)

SEMIANNUAL SERVICER CERTIFICATE

Pursuant to Section 3.01(b)(iii) of the Storm-Recovery Property Servicing Agreement, dated as of May 22nd, 2007 (the "Agreement"), between FLORIDA POWER & LIGHT COMPANY, as servicer and FPL RECOVERY FUNDING LLC, the Servicer does hereby certify, for the February 1, 2008 Payment Date, as follows:

Capitalized terms used herein have their respective meanings as set forth in the Agreement. References herein to certain sections and subsections are references to the respective sections of the Agreement.

1.	Estimated Storm-Recovery Charges and Aggregate Amounts Available for the Current Payment Date:

	i.	Amount Remitted May 2007: $0.00
	ii.	Amount Remitted June 2007: $4,306,320.77
	iii.	Amount Remitted July 2007: $5,639,307.35
	iv.	Amount Remitted August 2007: $8,054,016.68
	v.	Amount Remitted September 2007: $6,338,804.20
	vi.	Amount Remitted October 2007: $6,428,105.04
	vii.	Amount Remitted November 2007: $6,921,540.14
	viii.	Amount Remitted December 2007: $4,197,038.38
	ix.	Amount Remitted January 2008: $5,405,034.91
	x.	Total Amount Remitted for this Period (sum of i. through ix. above): $47,290,167.47
	xi.	Net Earnings on General Account: $638,884.50
	xii.	Operating Expenses Paid to Date: $3,500
	xiii.	General Subaccount Balance (sum of x. and xi. above minus xii.): $47,925,551.97
	xiv.	Excess Subaccount Balance: $0.00
	xv.	Capital Subaccount Balance: $3,364,720.45
	xvi.	Defeasance Subaccount Balance: $0.00
	xvii.	Collection Account Balance (sum of xiii. through xvi. above): $51,290,272.42
2.	Principal Balance Outstanding as of Prior Payment Date by Tranche:

	i.	Tranche A-1	$124,000,000.00
	ii.	Tranche A-2	$140,000,000.00
	iii.	Tranche A-3	$100,000,000.00
	iv.	Tranche A-4	$288,000,000.00

	v.	Total:	$652,000,000.00
3.	Required Funding/Payments as of Current Payment Date:

	a)	Projected Principal Balances and Payments

			Projected Principal Balance	Principal Due

	i.	Tranche A-1	$ 99,784,541.00	$24,215,459.00
	ii.	Tranche A-2	$140,000,000.00	$0.00
	iii.	Tranche A-3	$100,000,000.00	$0.00
	iv.	Tranche A-4	$288,000,000.00	$0.00

	v.	Total:	$627,784,541.00	$24,215,459.00
b)	Required Interest Payments

		Interest Rate	Days in Applicable Period	Interest Due

i.	Tranche A-1	5.0530%	249	$4,333,789.67
ii.	Tranche A-2	5.0440%	249	$4,884,273.33
iii.	Tranche A-3	5.1273%	249	$3,546,382.50
iv.	Tranche A-4	5.2555%	249	$10,468,956.00

v.	Total:			$23,233,401.50

c)	Projected Subaccount Payments and Levels

Subaccount Funding		Projected Level		Funding Required

Capital Subaccount		$3,260,000.00		$0.00

4.	Allocation of Remittances as of Current Payment Date Pursuant to Section 8.02 of Indenture:

	a)	Operating Expenses

	i.	Trustee Fees and Expenses:	$0.00
	ii.	Servicing Fee:	$225,483.33
	iii.	Administration Fee:	$86,458.33
	iv.	Other Operating Expenses (subject to [ $ _N/A_ ] cap):	$0.00

	v.	Total:	$311,941.66

	b)	Interest
			Aggregate

	i.	Tranche A-1	$4,333,789.67
	ii.	Tranche A-2	$4,884,273.33
	iii.	Tranche A-3	$3,546,382.50
	iv.	Tranche A-4	$10,468,956.00

	v.	Total:	$23,233,401.50

	c)	Principal
			Aggregate

	i.	Tranche A-1	$24,215,459.00
	ii.	Tranche A-2	$0.00
	iii.	Tranche A-3	$0.00
	iv.	Tranche A-4	$0.00

	v.	Total:	$24,215,459.00

	d)	Other Payments

	i.	Operating Expenses (in excess of [$______]):	$0.00
	ii.	Funding of Capital Subaccount (to required amount):	$0.00
	iii.	Interest Earnings on Capital Subaccount to FPL Recovery Funding, LLC	$0.00
	iv.	Deposits to Excess Subaccount:	$164,749.81

	v.	Total:	$164,749.81
5.	Outstanding Principal Balance and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

	a)	Principal Balance Outstanding:

	i.	Tranche A-1	$99,784,541.00
	ii.	Tranche A-2	$140,000,000.00
	iii.	Tranche A-3	$100,000,000.00
	iv.	Tranche A-4	$288,000,000.00

	v.	Total:	$627,784,541.00

	b)	Collection Account Balances Outstanding:

	i.	Capital Subaccount:	$3,364,720.45
	ii.	Excess Subaccount:	$164,749.81
	iii.	Defeasance Subaccount Balance:	$0.00

	iv.	Total:	$3,529,470.26
6.	Shortfalls in Interest and Principal Payments as of Current Payment Date (if applicable):

	a)	Interest Shortfall

	i.	Tranche A-1	$0.00
	ii.	Tranche A-2	$0.00
	iii.	Tranche A-3	$0.00
	iv.	Tranche A-4	$0.00

	v.	Total:	$0.00

	b)	Principal Shortfall

	i.	Tranche A-1	$0.00
	ii.	Tranche A-2	$0.00
	iii.	Tranche A-3	$0.00
	iv.	Tranche A-4	$0.00

	v.	Total:	$0.00
7.	Shortfalls in Capital Subaccount as of Current Payment Date (if applicable):

Not Applicable.

8.	Storm-Recovery Charges in Effect (By Class) For This Period:

Refer to attachment 1 for storm-recovery charges in effect (by class) for this period.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semiannual Servicer Certificate this 30th day of January 2008.

FLORIDA POWER & LIGHT COMPANY,
as Servicer

By:	K. MICHAEL DAVIS

Name:	K. Michael Davis
Title:	Vice President, Accounting and Chief Accounting Officer

Florida Power & Light Company	First Revised Sheet No. 8.040 Cancels Original Sheet No. 8.040

STORM CHARGE

The following charges are applied to the Monthly Rate of each rate schedule as indicated and are calculated in accordance with the formula approved by the Public Service Commission.
Cents/kwh
Cents/kwh

Rate Schedule	Storm Bond Repayment Charge	Storm Bond Tax Charge	Total Storm Charge

RS-1, RST-1	0.074	0.024	0.098

GS-1, GST-1, WIES-1	0.065	0.021	0.086

GSD-1, GSDT-1, HLFT, SDTR (21-499 KW)	0.045	0.015	0.060

GSLD-1, GSLDT-1, HLFT, SDTR (500-1,999 KW)	0.040	0.013	0.053

CS-1, CST-1	0.045	0.015	0.060

GSLD-2, GSLDT-2, HLFT, SDTR (2000+ KW)	0.033	0.011	0.044

CS-2, CST-2	0.050	0.017	0.067

GSLD-3, GSLDT-3, CS-3, CST-3	0.006	0.002	0.008

OS-2	0.205	0.066	0.271

MET	0.051	0.017	0.068

CILC-1(G)	0.043	0.014	0.057

CILC-1(D)	0.031	0.010	0.041

CILC-1(T)	0.007	0.002	0.009

SL-1, PL-1	0.531	0.172	0.703

OL-1	0.575	0.186	0.761

SL-2, GSCU-1	0.025	0.008	0.033

SST-1(T), ISST-1(T)	0.006	0.002	0.008

SST-1(D1), SST-1(D2) SST-1(D3), ISST-1(D)	0.132	0.042	0.174

Issued by:	S. E. Romig, Director, Rates and Tariffs
Effective by:	November 1, 2007	Attachment 1